Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Leases
2023	¥ 297,607
2024	232,019
2025	138,099
2026	102,114
2027	76,546
Thereafter	183,808
Total operating lease payments	1,030,193
Less: imputed interest	(98,500)
Total	¥ 931,693